SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Information about Securitisation programmes and transactions	The Group’s principal securitisation and covered bonds programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 26.

	2019		2018
	Loans and advances securitised £m	Notes in issue £m	Loans and advances securitised £m	Notes in issue £m
Securitisation programmes
UK residential mortgages	25,815	23,505	25,018	22,485
Commercial loans	5,116	6,038	5,746	6,577
Credit card receivables	8,164	5,767	8,060	5,263
Motor vehicle finance	3,450	3,462	2,850	2,855
	42,545	38,772	41,674	37,180
Less held by the Group		(31,396)		(31,647)
Total securitisation programmes (notes 25 and 26)[1]		7,376		5,533

Covered bond programmes
Residential mortgage-backed	37,579	29,318	34,963	27,694
Social housing loan-backed	1,552	600	1,839	1,200
	39,131	29,918	36,802	28,894
Less held by the Group		(100)		(700)
Total covered bond programmes (note 26)		29,818		28,194

Total securitisation and covered bond programmes		37,194		33,727
1	Includes £47 million (2018: £53 million) of securitisation notes held at fair value through profit or loss.